Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Summary of Trade Payables and Other Current Liabilities

Trade payables and other current liabilities are detailed as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Trade payables	277,815	239,179
Payables to social security institutions	8,341	7,528
Payables to personnel	35,716	37,269
VAT payables	3,057	436
Other tax payables	7,272	3,844
Deferred income and prepayments	13,604	12,471
Allowance for future expected customer returns	6,898	7,129
Other	1,349	822
Total trade payables and other current liabilities	354,052	308,678